Schwab Funds®

211 Main Street

San Francisco, CA 94105

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments - Schwab 1000 Fund

File Nos. 33-37459 and 811-6200

Post-Effective Amendment No. 98

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated February 28, 2012, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Audra Mai

Audra Mai

Corporate Counsel

Charles Schwab Investment Management, Inc.